CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 4,341,649	¥ 2,582,350
Accounts payable	2,593,305	2,749,896
Accrued expenses and other payables	1,298,097	1,145,374
Deferred revenue	90,975	119,885
Operating lease liabilities, current	117,345	132,811
Finance lease and other financing obligations, current	636,152	547,847
Long-term borrowings, excluding current portion	21,905,985	23,088,055
Operating lease liabilities, non-current	1,279,726	1,344,264
Finance lease and other financing obligations, non-current	7,601,651	7,894,185
Deferred tax liabilities	1,240,731	1,282,484
Other long-term liabilities	¥ 297,221	¥ 303,528
Ordinary shares
Ordinary shares, shares authorized | shares	3,500,000,000	3,500,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares	1,511,590,567	1,480,842,655
Ordinary shares, shares outstanding | shares	1,511,590,567	1,480,842,655
Class B
Ordinary shares
Ordinary shares, shares issued | shares	43,590,336	43,590,336
Ordinary shares, shares outstanding | shares	43,590,336	43,590,336
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Shares Authorized | shares	150,000	150,000
Preferred Stock, Shares Issued | shares	150,000	150,000
Preferred Stock, Shares Outstanding | shares	150,000	150,000
Redemption value	¥ 1,080,656	¥ 1,064,766
Liquidation preference	1,080,656	1,064,766
VIEs [Member] | Without recourse to the primary beneficiary
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	254,176	260,509
Accounts payable	502,672	536,177
Accrued expenses and other payables	253,236	189,245
Deferred revenue	82,633	108,496
Operating lease liabilities, current	33,563	40,267
Finance lease and other financing obligations, current	45,153	39,117
Long-term borrowings, excluding current portion	2,230	6,407
Operating lease liabilities, non-current	81,881	99,806
Finance lease and other financing obligations, non-current	851,192	894,318
Deferred tax liabilities	32,746	44,490
Other long-term liabilities	¥ 57,766	¥ 52,478